SUBSEQUENT EVENTS (Details Narrative)														1 Months Ended			2 Months Ended
		Nov. 03, 2026 USD ($)	Oct. 29, 2026 USD ($)	Oct. 26, 2026 USD ($)	Oct. 26, 2026 CNY (¥)	Sep. 22, 2026 USD ($) $ / shares shares	Aug. 13, 2026 USD ($) $ / shares shares	Aug. 03, 2026 USD ($) $ / shares shares	Jul. 06, 2026 USD ($)	Feb. 25, 2026	Feb. 13, 2026 USD ($) $ / shares	Nov. 11, 2025	Mar. 03, 2025	Oct. 20, 2026 USD ($)	Oct. 20, 2026 CNY (¥)	Jul. 30, 2026 USD ($) shares	Mar. 31, 2026 shares	Oct. 19, 2026	Oct. 07, 2026	Jul. 06, 2026 CNY (¥)	Jun. 30, 2026 USD ($) $ / shares		Jun. 30, 2026 CNY (¥)	Mar. 27, 2026 $ / shares	Mar. 26, 2026 $ / shares	Feb. 12, 2026 $ / shares	Dec. 30, 2025 USD ($)	Dec. 29, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2025 CNY (¥)	Jun. 27, 2025 $ / shares
Common stock, shares																											$ 1,750,000,000	$ 50,000
Common stock, par value | $ / shares																								$ 0.01	$ 0.0001				$ 2	[1]		$ 0.0001
Common Class A [Member]
Common stock, par value | $ / shares																					$ 0.002	[1]										0.0001
Common Class B [Member]
Common stock, par value | $ / shares																					$ 0.002	[1]										$ 0.0001
Capital Units [Member]
Common stock, shares																					$ 35,000
Sales Agreement [Member]
Gross proceeds											$ 20,000,000
Sales Agreement [Member] | Common Class A [Member]
Sale of stock | shares																	166,646,300
Common stock, par value | $ / shares											$ 0.02															$ 0.0001
Jiangyin Rural Commercial Bank [Member]
Annual Interest Rate										3.50%
Subsequent Event [Member]
Share consolidation description								On August 3, 2026, the Company effectuated the 1-for-200 share consolidation of its issued and unissued share capital pursuant to the shareholders’ approval on April 30, 2026, and accordingly the Company’s authorized share capital became $35,000 divided into 15,750,000 Class A ordinary shares and 1,750,000 Class B ordinary shares each with par value of $0.002.
Common stock, shares								$ 35,000
Share consolidation description						The Company’s shareholders also approved a share capital reorganization following the share capital increase and subject to satisfaction of relevant regulatory and filing requirements, which was to reduce the par value of each Class A and Class B ordinary share from $0.002 to $0.00001, and reduce authorized share capital from $7,000,000 to $35,000, with the resulting credit transferred to a distributable reserve. As of the date of this report, the Company has completed all requisite filings in the Cayman Islands in connection with the share capital reorganization and has effectuated the par value reduction from $0.002 to $0.00001. As of the date of this annual report, the Company’s authorized share capital is $35,000 divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.00001
Subsequent Event [Member] | Li Bang Intelligent Technology [Member]
Ownership percentage																		51.00%	79.00%
Subsequent Event [Member] | Yufengyuan [Member]
Ownership percentage		50.10%
Equity method investment description		Xinsheng for an aggregate purchase price consisting of 2,000,000 Class A ordinary shares
Equity method investments		$ 23,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Number of share consolidation authorized share capital | shares								15,750,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Number of share consolidation authorized share capital | shares								1,750,000
Share price | $ / shares								$ 0.002
Subsequent Event [Member] | Common Class A [Member]
Common stock, shares						$ 3,150,000,000
Common stock, shares authorized | shares						15,750,000
Subsequent Event [Member] | Common Class B [Member]
Common stock, shares						$ 350,000,000
Common stock, shares authorized | shares						1,750,000
Common stock, par value | $ / shares						$ 0.00001		$ 0.002
Subsequent Event [Member] | Capital Units [Member]
Common stock, shares						$ 7,000,000
Subsequent Event [Member] | Capital Units [Member] | Capital Unit, Class A [Member]
Common stock, shares						3,150,000,000
Subsequent Event [Member] | Capital Units [Member] | Capital Unit, Class B [Member]
Common stock, shares						$ 350,000,000
Common stock, par value | $ / shares						$ 0.002
Subsequent Event [Member] | Sales Agreement [Member]
Sale of stock | shares																116,743,749
Gross proceeds																$ 8,700,000
Net proceeds																$ 7,600,000
Subsequent Event [Member] | Sales Agreement [Member] | Capital Units [Member]
Sale of stock | shares																583,719
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Gross proceeds							$ 300,000,000,000
Sale of stock price per share | $ / shares							$ 3.40
Subsequent Event [Member] | Li Bang Kitchen Appliance [Member]
Debt repaid			$ 900,000,000,000
Subsequent Event [Member] | Maple Huang Holdings Limited [Member] | Securities Purchase Agreement [Member]
Sale of stock | shares							73,147
Subsequent Event [Member] | Funa Lee Holdings Limited [Member] | Securities Purchase Agreement [Member]
Sale of stock | shares							15,088
Subsequent Event [Member] | Jiangsu Suzhou [Member] | Li Bang Kitchen Appliance [Member]
Debt non-principal repayment				$ 734,117	¥ 5,000,000
Subsequent Event [Member] | Jiangyin Rural Commercial Bank [Member] | Jiangsu Suzhou [Member]
Debt instrument maturity date				Oct. 20, 2027	Oct. 20, 2027
Wuxi Li Bang [Member]
Debt instrument face amount | ¥																				¥ 2,100,000
Wuxi Li Bang [Member] | Subsequent Event [Member]
Debt instrument face amount									$ 308,329											¥ 2,100,000
Loans Payable [Member]
Debt instrument face amount																					$ 11,848,654		¥ 80,700,000						$ 10,574,694		¥ 75,700,000
Loans Payable [Member] | Jiangyin Rural Commercial Bank [Member]
Debt instrument face amount | ¥	[2]																						¥ 10,000,000								¥ 10,000,000
Annual Interest Rate												2.80%	3.65%
Loans Payable [Member] | Subsequent Event [Member] | Wuxi Li Bang [Member]
Annual Interest Rate									6.99%
Leiluo Intelligent Technology Jiangsu Co Ltd [Member] | Subsequent Event [Member]
Repayment of debt														$ 293,647	¥ 2,000,000

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).
[2]	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65% and a maturity date of March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 25,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan matures on February 24, 2027, with a newly interest rate of 3.5%.